Schedule of Intellectual Property (Details) - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2022	Jul. 31, 2021
Beginning balance Cost	$ 305,130	$ 305,130
Additions
Ending balance Cost	305,130	305,130
Beginning Accumulated Amortization	59,520	44,263
Amortization during the period	11,454	15,256
Ending Accumulated Amortization	70,974	59,520
Net Book Value	$ 234,156	$ 245,610